Document and Entity Information	Feb. 14, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 14, 2023
Entity File Number	001-33164
Entity Registrant Name	Domtar CORP
Entity Central Index Key	0001381531
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	20-5901152
Entity Address, Address Line One	234 KINGSLEY PARK DRIVE
Entity Address, City or Town	FORT MILL
Entity Address, State or Province	SC
Entity Address, Postal Zip Code	29715
City Area Code	803
Local Phone Number	802-7500
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false